Non-Operating Income (Expense) - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($) USD_per_LB	Dec. 31, 2022 CAD ($)	Dec. 31, 2023 USD ($) USD_per_LB	Dec. 31, 2018
ENAMI
Disclosure of subsidiaries [line items]
Gains (losses) on change in fair value of derivatives	$ (152)	$ 183
Financial liabilities at amortised cost	444	286
Inversiones Mineras S.A.
Disclosure of subsidiaries [line items]
Gains (losses) on change in fair value of derivatives	$ 4	5
Proportion of additional interests acquired (as a percent)				13.50%
Derivative liability, contractual amount (in usd per lb) | USD_per_LB	3.15		3.15
Derivative contractual period	3 years
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss			$ 100
Amount by which credit derivatives or similar instruments related to financial assets designated as measured at fair value through profit or loss mitigate maximum exposure to credit risk	$ 115	$ 114